ADVANCES AND NON-CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Advances And Non-convertible Notes Payable
ADVANCES AND NON-CONVERTIBLE NOTES PAYABLE

NOTE 8 – ADVANCES AND NON-CONVERTIBLE NOTES PAYABLE

Factoring Advances

Advances for Simple Agreements for Future Tokens were entered into with accredited investors issued pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended, by virtue of Section 4(a)(2) thereof and/or Regulation D thereunder in 2018. As of June 30, 2026 and December 31, 2025, the Company owed $85,000 and $85,000 for Simple Agreements for Future Tokens, respectively.

Non-Convertible Notes Payable

On April 21, 2022, the Company entered into a secured promissory note in the principal amount of $964,470 for the financing and installation of a piece of equipment in the amount $750,000. The Company is required to make monthly payments in the amount $6,665 through October 2022 and monthly payments of $19,260 until October 2026. The note bears an interest rate of 10.6%, is secured by certain assets of the Company, and matures on October 21, 2026. During the six months ended June 30, 2026 and 2025, the Company made $93,575 and $9,280 in payments towards the note, respectively. There was additional interest of $16,148 booked during the year ended December 31, 2025 and of $9,315 booked in the six months ended June 30, 2026. There was amortization of debt discount of $7,515 and $4,215 during the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026 and December 31, 2025, the note had a balance of $90,731 and $176,792 net an unamortized debt discount of $(68,986) and $(61,471), respectively.

On September 1, 2022, the Company entered into a Deed of Trust note for the purchase of land and buildings. The note has a principal amount of $600,000, bears an interest rate of 6.5%, and matures on September 1, 2032. The Company is required to make monthly payments of $4,476 until September 1, 2032, when the remaining principal and accrued interest becomes due. The Company made principal payments of $8,668 and $8,668 during the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026 and December 31, 2025, the note had a principal balance of $535,319 and $543,988, and accrued interest of $0 and $0, respectively. The Company made interest payments of $17,742 and $18,186 during the three months ended June 30, 2026 and 2025, respectively.

On September 1, 2022, the Company entered into a Deed of Trust note for the purchase of land and buildings. The note has a principal amount of $600,000, bears an interest rate of 6.5%, and matures on September 1, 2032. The Company is required to make monthly payments of $4,476 until September 1, 2032, when the remaining principal and accrued interest becomes due. The Company made principal payments of $8,668 and $8,668 during the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026 and December 31, 2025, the note had a principal balance of $535,319 and $543,988, and accrued interest of $0 and $0, respectively. The Company made interest payments of $17,742 and $18,186 during the three months ended June 30, 2026 and 2025, respectively.

On January 10, 2023, the Company entered into a secured promissory note in the principal amount of $1,245,018 for a purchase price of $1,021,500. The note is secured by certain assets of the Company. There were cash proceeds of $1,000,000. The Company is required to make monthly payments in the amount of $10,365 through March 2023 and then monthly payments in the amount of $34,008 through March 2026. The note bears an interest rate of 10.6%, is secured by certain assets of the Company, and matures on March 10, 2026. There was amortization of debt discount of $32,408 and $32,186 during the six months ended June 30, 2026 and 2025, respectively. There were payments of $165,437 and $165,863 during the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026 and December 31, 2025, the note had a balance of $0 and $133,752 net an unamortized debt discount of $0 and $50,416, respectively.

On February 23, 2023, the Company entered into a secured promissory note in the principal amount of $822,040 for a purchase price of $628,353. The note is secured by certain assets of the Company. There were non-cash proceeds of $628,253 used to purchase equipment. The Company is required to make monthly payments in the amount of $6,370 through June 2023 and then monthly payments in the amount of $16,595 through June 2027. The note bears an interest rate of 10.6%, is secured by certain assets of the Company, and matures on June 23, 2027. The company recorded additional interest adjusted to debt discount amounting to $113,839. There was amortization of debt discount of $48,781 and $32,186 during the three months ended June 30, 2026 and 2025 respectively. There were payments of $53,776 and $106,023 during the three months ended June 30, 2026 and 2025, respectively. As of June 30, 2026 and December 31, 2025, the note had a balance of $252,015 and $242,229 net an unamortized debt discount of $(185,298) and $(229,154), respectively.

On February 24, 2023, the Company entered into a secured promissory note in the principal amount of $1,186,580 for a purchase price of $832,605. The note is secured by certain assets of the Company. There were non-cash proceeds of $832,605 used to purchase equipment. The Company is required to make monthly payments in the amount of $9,185 through June 2023 and then monthly payments in the amount of $23,955 through June 2027. The note bears an interest rate of 10.6%, is secured by certain assets of the Company, and matures on June 24, 2027. There were additional fees incurred of $8,733 and $21,380 during the years ended December 31, 2024 and 2023, respectively. There was amortization of debt discount of $48,781 and $35,958 during the six months ended June 30, 2026 and 2025, respectively. There were payments of $116,413 and $138,199 during the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026 and December 31, 2025, the note had a balance of $174,597 and $349,636 net an unamortized debt discount of $292,128 and $340,909, respectively.

On December 2, 2024, the Company entered into a secured promissory note with an entity controlled by the Company’s Chief Executive Officer in the principal amount of $11,699,916. The note was for the purchase of certain land and permits from an entity controlled by the Company’s Chief Executive Officer and is secured by such property. There were non-cash proceeds of $11,699,916 used to purchase the land and equipment. The note matured on March 31, 2025 and accrues interest at 10% per annum. The note requires monthly payments of $2,983,309, however in the event such payment would result in the Company having less than $3 million cash on hand, such payment is delayed without penalty until the following month and the maturity date of the note extended. There was amortization of debt discount of $0 during the six months ended June 30, 2026 and 2025. The Company made payments of $0 and $2,300,000 towards the principal of the note during the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026 and December 31, 2025, the note had a principal balance and accrued interest of $5,391,859. Subsequent to June 30, 2026, the note was extended to July 31, 2026.

On February 3, 2025, the Company entered into a secured promissory note in the principal amount of $1,373,040 for a purchase price of $1,026,844. The note is secured by certain assets of the Company. The Company is required to make monthly payments in the amount of $19,070. The note matures on February 3, 2031. There was amortization of debt discount of $38,253 and $13,920 during the six months ended June 30, 2026 and 2025, respectively. There were payments of $95,350 and $77,250 during the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026 and December 31, 2025, the note had a balance of $854,687 and $911,784 net of an unamortized debt discount of $250,373 and $288,626, respectively.

On February 3, 2025, the Company entered into a secured promissory note in the principal amount of $1,000,107 for a purchase price of $769,383. The note is secured by certain assets of the Company. There were non-cash proceeds of $29,853 used to purchase equipment. The Company is required to make monthly payments in the amount of $14,305. The note matures on February 3, 2031. There was amortization of debt discount of $28,683 and $(19,322) during the six months ended June 30, 2026 and 2025, respectively. There were payments of $71,525 and $57,220 during the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026 and December 31, 2025, the note had a balance of $641,208 and $684,050 net of an unamortized debt discount of $158,629 and $187,312, respectively.

On February 3, 2025, the Company entered into a secured promissory note in the principal amount of $1,517,127 for a purchase price of $1,167,350. The note is secured by certain assets of the Company. There were non-cash proceeds of $45,273 used to purchase equipment. The Company is required to make monthly payments in the amount of $21,700. The note matures on February 3, 2031. There was amortization of debt discount of $43,540 and $(14,584) during the six months ended June 30, 2026 and 2025, respectively. There were payments of $108,500 and $87,800 during the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026 and December 31, 2025, the note had a balance of $972,483 and $1,037,443 net of an unamortized debt discount of $239,844 and $283,384, respectively.

On February 3, 2025, the Company entered into a secured promissory note in the principal amount of $1,213,693 for a purchase price of $898,653. The note is secured by certain assets of the Company. There were non-cash proceeds of $36,227 used to purchase equipment. The Company is required to make monthly payments in the amount of $17,360. The note matures on February 3, 2031. There was amortization of debt discount of $34,811 and $(13,164) during the six months ended June 30, 2026 and 2025, respectively. There were payments of $86,800 and $69,440 during the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026 and December 31, 2025, the note had a balance of $778,126 and $830,115 net of an unamortized debt discount of $192,527 and $227,338, respectively.

On May 28, 2025, the Company entered into a secured promissory note in the principal amount of $1,658,880 for a purchase price of $1,240,690. The note is secured by certain assets of the Company. The Company is required to make monthly payments in the amount of $23,040. The note matures on May 28, 2031. There was amortization of debt discount of $58,484 and $5,363 during the six months ended June 30, 2026 and 2025, respectively. There were payments of $138,240 and $69,120 during the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026 and December 31, 2025, the note had a balance of $1,089,882 and $1,169,642 net of an unamortized debt discount of $338,594 and $397,078, respectively.

On May 28, 2025, the Company entered into a secured promissory note in the principal amount of $1,327,680 for a purchase price of $992,852. The note is secured by certain assets of the Company. The Company is required to make monthly payments in the amount of $7,383. The note matures on May 28, 2031. There was amortization of debt discount of $38,620 and $16,937 during the six months ended June 30, 2026 and 2025, respectively. There were payments of $92,200 and $36,880 during the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026 and December 31, 2025, the note had a balance of $872,185 and $925,765 net of an unamortized debt discount of $282,151 and $320,772, respectively.

On February 3, 2026, the Company entered into a secured promissory note in the principal amount of $182,880 for a purchase price of $153,400. The note is secured by certain assets of the Company. The Company is required to make monthly payments in the amount of $3,810. The note matures on February 3, 2030. There was amortization of debt discount of $49,156 and $30,193 during the six months ended June 30, 2026 and 2025, respectively. There were payments of $52,327 and $0 during the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026 and December 31, 2025, the note had a balance of $147,969 and $0 net of an unamortized debt discount of $(17,416) and $0, respectively.

The following table details the current and long-term principal due under non-convertible notes as of June 30, 2026.

	Principal	Principal
	(Current)	(Long Term)
Non-Convertible Note (Issued March 8, 2019)	$-	$5,000
Deed of Trust Note (Issued September 1, 2022)	53,712	481,607
Deed of Trust Note (Issued September 1, 2022)	53,712	481,607
Equipment Finance Note (Issued April 21, 2022)	21,745	-
Equipment Finance Note (Issued February 24, 2023)	66,714	-
Equipment Finance Note (Issued February 23, 2023)	287,460	179,265
Equipment Finance Note (Issued February 3, 2025)	228,840	876,220
Equipment Finance Note (Issued February 3, 2025)	171,660	628,177
Equipment Finance Note (Issued February 3, 2025)	260,400	951,927
Equipment Finance Note (Issued February 3, 2025)	208,320	762,333
Equipment Finance Note (Issued May 28, 2025)	276,480	1,152,000
Equipment Finance Note (Issued May 28, 2025)	88,596	1,065,741
Equipment Finance Note (Issued February 3, 2026)	45,720	84,833
SAFTs	-	85,000
DWM Property Note	5,391,859	-
Debt Discount	(185,464)	(1,297,085)
Total Principal of Non-Convertible Notes	$6,969,754	$5,456,625

Total principal payments due on non-convertible notes for 2026 through 2029 and thereafter is as follows:

Year ended December 31,
2026	$6,317,767
2027	1,674,900
2028	1,422,975
2029	1,357,973
Thereafter	3,135,313

NOTE 8 – ADVANCES AND NON-CONVERTIBLE NOTES PAYABLE

Factoring Advances

On February 1, 2024, the Company entered into a revenue factoring advance in the principal amount of $1,340,000 for a purchase price of $970,000. There was an origination fee of $30,000. There were cash proceeds of $970,000 during the year ended December 31, 2024. The Company’s Chief Executive Officer was personally liable for this factoring advance. The Company was required to make weekly payments in the amount $25,800 through January 2025. The advance matured on January 23, 2025. There was amortization of debt discount of $370,000 during the year ended December 31, 2024. The Company made cash repayments of $606,400 during the year ended December 31, 2024. The Company realized a $733,600 gain on settlement during the year ended December 31, 2024. As of December 31, 2024, the revenue factoring advance had a balance of $0, net an unamortized debt discount of $0. The advance is retired.

On February 7, 2024, the Company entered into a revenue factoring advance in the principal amount of $822,000 for a purchase price of $572,950. There was an origination fee of $27,050. There were cash proceeds of $572,950 during the year ended December 31, 2024. The Company’s Chief Executive Officer was personally liable for this factoring advance. The Company was required to make weekly payments in the amount $30,444 through August 2024. The advance matured on August 31, 2024. There was amortization of debt discount of $249,050 during the year ended December 31, 2024. The Company made cash repayments of $668,556 during the year ended December 31, 2024. There was a gain on settlement $153,444 during the year ended December 31, 2024. As of December 31, 2024, the revenue factoring advance had a balance of $0, net an unamortized debt discount of $0. The advance is retired.

On February 29, 2024, the Company entered into a revenue factoring advance in the principal amount of $559,600 for a purchase price of $376,000. There was an origination fee of $24,000. There were cash proceeds of $376,000 during the year ended December 31, 2024. The Company’s Chief Executive Officer was personally liable for this factoring advance. The Company was required to make weekly payments in the amount $25,436 through July 2024. The advance matured on July 15, 2024. There was amortization of debt discount of $183,600 during the year ended December 31, 2024. The Company made cash repayments of $544,745 during the year ended December 31, 2024. There was a gain on settlement $14,855 during the year ended December 31, 2024. As of December 31, 2024, the revenue factoring advance had a balance of $0, net an unamortized debt discount of $0. The advance is retired.

On March 7, 2024, the Company entered into a revenue factoring advance in the principal amount of $1,499,000 for a purchase price of $700,000. There was an origination fee of $300,000. There were cash proceeds of $700,000 during the year ended December 31, 2024. The Company’s Chief Executive Officer was personally liable for this factoring advance. The Company was required to make weekly payments in the amount $125,000 through June 2024. The advance matured on June 6, 2024. There was amortization of debt discount of $799,000 during the year ended December 31, 2024. The Company made cash repayments of $1,375,000 during the year ended December 31, 2024. There was a gain on settlement $124,000 during the year ended December 31, 2024. As of December 31, 2024, the revenue factoring advance had a balance of $0, net an unamortized debt discount of $0. The advance is retired.

On March 7, 2024, the Company entered into a revenue factoring advance in the principal amount of $374,750 for a purchase price of $225,000. There was an origination fee of $25,000. There were cash proceeds of $225,000 during the year ended December 31, 2024. The Company’s Chief Executive Officer was personally liable for this factoring advance. The Company was required to make weekly payments in the amount $23,422 through July 2024. The advance matured on July 7, 2024. There was amortization of debt discount of $149,750 during the year ended December 31, 2024. The Company made cash repayments of $343,688 during the year ended December 31, 2024. There was a gain on settlement $31,062 during the year ended December 31, 2024. As of December 31, 2024, the revenue factoring advance had a balance of $0, net an unamortized debt discount of $0. The advance is retired.

The remaining advances are for Simple Agreements for Future Tokens, entered into with accredited investors issued pursuant to an exemption from the registration requirements of the Securities Act of 1933, as amended, by virtue of Section 4(a)(2) thereof and/or Regulation D thereunder in 2018. As of December 31, 2025 and 2024, the Company owed $85,000 for Simple Agreements for Future Tokens.

Non-Convertible Notes Payable

On April 11, 2022, the Company entered into a vehicle financing agreement with GM Financial for the purchase of a vehicle for use by the Company’s Chief Executive Officer in the principal amount of $74,186. GM Financial financed $65,000 of the purchase price of the vehicle and the Company was required to make a $10,000 down payment. There was a $2,400 rebate applied to the purchase price. The Company is required to make 60 monthly payments of $1,236. During the years ended December 31, 2025 and 2024, the Company made $9,281 and $31,330 in payments towards the financing agreement, respectively. There was amortization of debt discount of $4,306 and $1,792 during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the financing agreement had a balance of $0 and $4,875, net an unamortized debt discount of $0 and $4,306, respectively.

On April 21, 2022, the Company entered into a secured promissory note in the principal amount of $964,470 for the financing and installation of a piece of equipment in the amount $750,000. The Company is required to make monthly payments in the amount $6,665 through October 2022 and monthly payments of $19,260 until October 2026. The note bears an interest rate of 10.6%, is secured by certain assets of the Company, and matures on October 21, 2026. During the years ended December 31, 2025 and 2024, the Company made $244,963 and $202,747 in payments towards the note, respectively. There was additional interest of $16,148 booked during the year ended December 31, 2025. There was amortization of debt discount of $65,950 and $57,294 during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the note had a balance of $176,792 and $310,476 net an unamortized debt discount of $(61,471) and $49,802, respectively.

On September 1, 2022, the Company entered into a Deed of Trust note for the purchase of land and buildings. The note has a principal amount of $600,000, bears an interest rate of 6.5%, and matures on September 1, 2032. The Company is required to make monthly payments of $4,476 until September 1, 2032, when the remaining principal and accrued interest becomes due. The Company made principal payments of $17,338 and $17,903 during the years ended December 31, 2025 and 2024, respectively. The Company made interest payments of $31,614 and $35,809 during the years ended December 31 2025 and 2024, respectively. As of December 31, 2025 and 2024, the note had a principal balance of $543,988 and $561,324, respectively and accrued interest of $0 and $2,999.

On September 1, 2022, the Company entered into a Deed of Trust note for the purchase of land and buildings. The note has a principal amount of $600,000, bears an interest rate of 6.5%, and matures on September 1, 2032. The Company is required to make monthly payments of $4,476 until September 1, 2032, when the remaining principal and accrued interest becomes due. The Company made principal payments of $17,338 and $17,903 during the years ended December 31, 2025 and 2024, respectively. The Company made interest payments of $31,614 and $35,809 during the years ended December 31 2025 and 2024, respectively. As of December 31, 2025 and 2024, the note had a principal balance of $543,988 and $561,324, respectively and accrued interest of $0 and $2,999.

On September 14, 2022, the Company entered into a secured promissory note in the principal amount of $2,980,692 for a purchase price of $2,505,000. The note is secured by certain assets of the Company. The Company is required to make monthly payments in the amount $82,797 through September 2025. The note bears an interest rate of 10.6%, is secured by certain assets of the Company, and matures on September 14, 2025. There was amortization of debt discount of $56,316 and $112,006 and a gain on settlement of $33,027 and $0 recorded during the years ended December 31, 2025 and 2024, respectively. There were payments of $667,123 and $805,182 towards the note during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the note had a balance of $0 and $575,616 net an unamortized debt discount of $0 and $59,478, respectively.

On November 28, 2022, the Company entered into a secured promissory note in the principal amount of $1,539,630 for a purchase price of $1,078,502. The note is secured by certain assets of the Company. A non-cash adjustment of $439,500 was recorded on disposal of assets. The Company is required to make monthly payments in the amount of $10,410 through March 2023 and then monthly payments in the amount of $20,950 through March 2029. The note bears an interest rate of 10.6%, is secured by certain assets of the Company, and matures on March 5, 2029. There was amortization of debt discount of $247,899 and $104,107 during the years ended December 31, 2025 and 2024, respectively. There were payments of $87,047 and $220,860 during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 2024 the note had a balance of $0 and $680,674 net an unamortized debt discount of $0 and $247,897, respectively.

On November 28, 2022, the Company entered into a secured promissory note in the principal amount of $1,560,090 for a purchase price of $1,092,910. $586,000 of this balance was settled against the disposal of property and equipment. The note is secured by certain assets of the Company. The Company is required to make monthly payments in the amount of $10,630 through March 2023 and then monthly payments in the amount of $21,225 through March 2029. The note bears an interest rate of 10.6%, is secured by certain assets of the Company, and matures on March 5, 2029. There was amortization of debt discount of $254,642 and $107,423 during the years ended December 31, 2025 and 2024, respectively. There were payments of $79,696 and $223,759 during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024 the note had a balance of $0 and $689,613 net an unamortized debt discount of $0 and $249,740, respectively.

On November 28, 2022, the Company entered into a secured promissory note in the principal amount of $1,597,860 for a purchase price of $1,119,334. The note is secured by certain assets of the Company. A non-cash adjustment of $439,500 was recorded on disposal of assets. The Company is required to make monthly payments in the amount of $10,860 through March 2023 and then monthly payments in the amount of $21,740 through March 2029. The note bears an interest rate of 10.6%, is secured by certain assets of the Company, and matures on March 5, 2029. There was amortization of debt discount of $216,411 and $108,233 during the years ended December 31, 2025 and 2024, respectively. There were payments of $82,870 and $229,388 during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 2024, the note had a balance of $0 and $706,341 net an unamortized debt discount of $0 and $255,835, respectively.

On December 15, 2022, the Company entered into a secured promissory note in the principal amount of $1,557,435 for a purchase price of $1,093,380. The note is secured by certain assets of the Company. A non-cash adjustment of $439,000 was recorded on disposal of assets. The Company is required to make monthly payments in the amount of $10,585 through March 2023 and then monthly payments in the amount of $21,190 through March 2029. The note bears an interest rate of 10.6%, is secured by certain assets of the Company, and matures on March 15, 2029. There was amortization of debt discount of $250,101 and $103,266 during the years months ended December 31, 2025 and 2024, respectively. There were payments of $51,787 and $223,818 during the years ended December 31, 2025, and 2024, respectively. As of December 31, 2025 and 2024, the note had a balance of $0 and $687,948 net an unamortized debt discount of $0 and $250,101, respectively.

On January 10, 2023, the Company entered into a secured promissory note in the principal amount of $1,245,018 for a purchase price of $1,021,500. The note is secured by certain assets of the Company. There were cash proceeds of $1,000,000. The Company is required to make monthly payments in the amount of $10,365 through March 2023 and then monthly payments in the amount of $34,008 through March 2026. The note bears an interest rate of 10.6%, is secured by certain assets of the Company, and matures on March 10, 2026. There was amortization of debt discount of $41,021 and $64,534 during the years ended December 31, 2025 and 2024, respectively. There were payments of $276,154 and $330,875 during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the note had a balance of $133,752 and $381,903 net an unamortized debt discount of $50,416 and $78,419, respectively.

On January 12, 2023, the Company entered into a secured promissory note in the principal amount of $1,185,810 for a purchase price of $832,605. The note is secured by certain assets of the Company. There were non-cash proceeds of $832,605 used to purchase equipment, as well as a non-cash adjustment of $289,033 on disposal of assets. The Company is required to make monthly payments in the amount of $8,030 through April 2023 and then monthly payments in the amount of $16,135 through April 2028. The note bears an interest rate of 10.6%, is secured by certain assets of the Company, and matures on April 12, 2028. There was amortization of debt discount of $67,928 and $79,231 during the years ended December 31, 2025 and 2024, respectively. There were payments of $43,355 and $156,933 during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the note had a balance of $0 and $531,871 net an unamortized debt discount of $0 and $185,515, respectively. During the year ended December 31, 2025, an additional non-cash adjustment for $219,069 was recorded on disposal of assets and a $190,438 gain on settlement was recorded for early payoff on this note.

On February 23, 2023, the Company entered into a secured promissory note in the principal amount of $822,040 for a purchase price of $628,353. The note is secured by certain assets of the Company. There were non-cash proceeds of $628,253 used to purchase equipment. The Company is required to make monthly payments in the amount of $6,370 through June 2023 and then monthly payments in the amount of $16,595 through June 2027. The note bears an interest rate of 10.6%, is secured by certain assets of the Company, and matures on June 23, 2027. There was amortization of debt discount of $10,974 and $64,812 during years ended December 31 2025 and 2024, respectively. There were payments of $183,631 and $232,826 during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the note had a balance of $242,229 and $346,227 net an unamortized debt discount of $340,909 and $54,034, respectively.

On February 24, 2023, the Company entered into a secured promissory note in the principal amount of $1,186,580 for a purchase price of $832,605. The note is secured by certain assets of the Company. There were non-cash proceeds of $832,605 used to purchase equipment. The Company is required to make monthly payments in the amount of $9,185 through June 2023 and then monthly payments in the amount of $23,955 through June 2027. The note bears an interest rate of 10.6%, is secured by certain assets of the Company, and matures on June 24, 2027. There were additional fees incurred of $8,733 and $21,380 during the years ended December 31, 2024 and 2023, respectively. The company recorded additional interest adjusted to debt discount amounting to $113,839. There was amortization of debt discount of $(10,491) and $107,570 during the years ended December 31, 2025 and 2024, respectively. There were payments of $191,967 and $174,746 during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the note had a balance of $349,636 and $494,748 net an unamortized debt discount of $(229,154) and $292,226, respectively.

On April 12, 2023, the Company entered into a secured promissory note in the principal amount of $317,415 for a purchase price of $219,676. The note is secured by certain assets of the Company. There were non-cash proceeds of $219,676 used to purchase equipment. The Company is required to make monthly payments in the amount of $2,245 through August 2023 and then monthly payments in the amount of $4,315 through July 2027. The note bears an interest rate of 10.6%, is secured by certain assets of the Company, and matures on July 12, 2029. There were payments of $61,249 and $41,589 during the years ended December 31, 2025 and 2024, respectively and $150,466 and $0 of this balance, respectively, was settled against the disposal of property and equipment. The company recorded additional interest adjusted to debt discount amounting to $150,466. There was amortization of debt discount of $(58,547) and $3,480 during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the note had a balance of $0 and $145,554 net an unamortized debt discount of $0 and $66,158, respectively.

On December 2, 2024, the Company entered into a secured promissory note with an entity controlled by the Company’s Chief Executive Officer in the principal amount of $11,699,916. The note was for the purchase of certain land and permits from an entity controlled by the Company’s Chief Executive Officer and is secured by such property. There were non-cash proceeds of $11,699,916 used to purchase the land and equipment. The note matures on March 31, 2025 and accrues interest at 10% per annum. The note requires monthly payments of $2,983,309, however in the event such payment would result in the Company having less than $3 million cash on hand, such payment is delayed without penalty until the following month and the maturity date of the note extended. There was amortization of debt discount of $0 during the years ended December 31, 2025 and 2024. The Company made payments of $2,300,000 towards the principal of the note during the year ended December 31, 2025. As of December 31, 2025 and 2024, the note had a principal balance and accrued interest of $5,391,859 and $7,691,859, respectively. Subsequent to December 31, 2025, the note was extended to March 31, 2026, and then further extended to June 30, 2026.

On February 3, 2025, the Company entered into a secured promissory note in the principal amount of $1,373,040 for a purchase price of $1,026,844. The note is secured by certain assets of the Company. The Company is required to make monthly payments in the amount of $19,070. The note matures on February 3, 2031. There was amortization of debt discount of $62,495 and $0 during the years ended December 31, 2025 and 2024, respectively. There were payments of $172,630 and $0 during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the note had a balance of $911,784 and $0 net of an unamortized debt discount of $288,626 and $0, respectively.

On February 3, 2025, the Company entered into a secured promissory note in the principal amount of $1,000,107 for a purchase price of $769,383. The note is secured by certain assets of the Company. There were non-cash proceeds of $29,853 used to purchase equipment. The Company is required to make monthly payments in the amount of $14,305. The note matures on February 3, 2031. There was amortization of debt discount of $35,205 and $0 during the years ended December 31, 2025 and 2024, respectively. There were payments of $128,745 and $0 during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the note had a balance of $684,050 and $0 net of an unamortized debt discount of $187,312 and $0, respectively.

On February 3, 2025, the Company entered into a secured promissory note in the principal amount of $1,517,127 for a purchase price of $1,167,350. The note is secured by certain assets of the Company. There were non-cash proceeds of $45,273 used to purchase equipment. The Company is required to make monthly payments in the amount of $21,700. The note matures on February 3, 2031. There was amortization of debt discount of $17,670 and $0 during the years ended December 31, 2025 and 2024, respectively. There were payments of $196,300 and $0 during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the note had a balance of $1,037,443 and $0 net of an unamortized debt discount of $283,384 and $0, respectively.

On February 3, 2025, the Company entered into a secured promissory note in the principal amount of $1,213,693 for a purchase price of $898,653. The note is secured by certain assets of the Company. There were non-cash proceeds of $36,227 used to purchase equipment. The Company is required to make monthly payments in the amount of $17,360. The note matures on February 3, 2031. There was amortization of debt discount of $12,656 and $0 during the years ended December 31, 2025 and 2024, respectively. There were payments of $156,240 and $0 during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the note had a balance of $830,115 and $0 net of an unamortized debt discount of $227,338 and $0, respectively.

On May 28, 2025, the Company entered into a secured promissory note in the principal amount of $1,658,880 for a purchase price of $1,240,690. The note is secured by certain assets of the Company. The Company is required to make monthly payments in the amount of $23,040. The note matures on May 28, 2031. There was amortization of debt discount of $7,228 and $0 during the years ended December 31, 2025 and 2024, respectively. There were payments of $101,400 and $0 during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the note had a balance of $1,169,642 and $0 net of an unamortized debt discount of $397,078 and $0, respectively.

On May 28, 2025, the Company entered into a secured promissory note in the principal amount of $1,327,680 for a purchase price of $992,852. The note is secured by certain assets of the Company. The Company is required to make monthly payments in the amount of $7,383. The note matures on May 28, 2031. There was amortization of debt discount of $4,153 and $0 during the years ended December 31, 2025 and 2024, respectively. There were payments of $71,903 and $0 during the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the note had a balance of $925,765 and $0 net of an unamortized debt discount of $320,772 and $0, respectively.

The following table details the current and long-term principal due under non-convertible notes as of December 31, 2025.

	Principal	Principal
	(Current)	(Long Term)
Non-Convertible Note (Issued March 8, 2019)	$-	$5,000
Deed of Trust Note (Issued September 1, 2022)	53,712	490,276
Deed of Trust Note (Issued September 1, 2022)	53,712	490,276
Equipment Finance Note (Issued April 21, 2022)	115,321	-
Equipment Finance Note (Issued January 10, 2023)	184,169	-
Equipment Finance Note (Issued February 24, 2023)	120,482	-
Equipment Finance Note (Issued February 23, 2023)	199,140	383,999
Equipment Finance Note (Issued February 3, 2025)	228,840	971,570
Equipment Finance Note (Issued February 3, 2025)	171,660	699,702
Equipment Finance Note (Issued February 3, 2025)	260,400	1,060,427
Equipment Finance Note (Issued February 3, 2025)	208,320	849,133
Equipment Finance Note (Issued May 28, 2025)	276,480	970,057
Equipment Finance Note (Issued May 28, 2025)	88,599	1,478,121
SAFTs	-	85,000
DWM Property Note	5,391,859	-
Debt Discount	(162,391)	(1,642,823)
Total Principal of Non-Convertible Notes	$7,190,303	$5,840,738

Total principal payments due on non-convertible notes for 2026 through 2028 and thereafter is as follows:

Year ended December 31,
2026	$7,352,695
2027	1,540,863
2028	1,526,582
2029	1,341,723
Thereafter	3,074,392